Capital Stock and Changes in Capital Accounts, textuals 1 (Details) - shares	Dec. 31, 2015	Nov. 30, 2014	May. 31, 2011
Equity Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized			5,000,000
Common Stock Capital Shares Reserved For Future Issuance	1,384,759
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized		5,000,000
Common Stock Capital Shares Reserved For Future Issuance		5,000,000